Related Party Transactions (Details Narrative) (CAD)	12 Months Ended			120 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2013
Related Party Transactions [Abstract]
Management fees paid	30,000	30,000	30,000	304,750
Related party transactions outstanding balance	141,450	111,450		141,450
Consulting fees	855	13,666